Stock options (Tables)	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2017	6,595,000	$0.37
Granted (i)	2,200,000	0.10
Expired	(2,545,000)	0.34
Outstanding at October 31, 2018
	6,250,000	$0.29
Expired	(520,000)	0.34
Outstanding at October 31, 2019	5,730,000	$0.25

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
2018
Share price	$0.09
Exercise price	$0.10
Volatility factor (based on historical volatility)	95%
Risk free interest rate	2.07%
Expected life of conversion features (in months)	60
Expected dividend yield	0%
Forfeiture rate	0%

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
				Weighted average
				Remaining
		Number of		contractual life
Date of issue	Expiry Date	options	Exercise price	(years)
June 4, 2015	June 4, 2020	300,000	$0.49	0.6
August 20, 2015	August 20, 2020	940,000	0.46	0.8
September 30, 2015	September 30, 2020	250,000	0.40	0.9
December 30, 2016	December 30, 2021	2,040,000	0.25	2.2
June 29, 2018	June 29, 2023	2,200,000	0.10	3.7
Outstanding and exercisable at October 31, 2019		5,730,000	$0.25	2.4